Fair Value of Foreign Currency Contracts Outstanding (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Assets-Fair Value	[1]	$ 405	$ 697
Liabilities-Fair Value	[1]	39	42
Foreign Exchange Contract
Derivative [Line Items]
Assets-Notional U.S. Dollar Equivalent		75,815	27,778
Assets-Fair Value		405	697
Liabilities-Notional U.S. Dollar Equivalent		1,767	4,287
Liabilities-Fair Value		$ 39	$ 42

[1]	Contract fair values are determined based on quoted prices for similar assets in active markets using inputs such as currency rates and forward points.